Transactions with Related Parties - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 911,230	₩ 759,387	₩ 621,112
Operating expense and others	2,148,060	2,058,356	2,044,540
Acquisition of property and equipment	387,313	818,894	1,053,124
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	285,104	316,001	273,047
Operating expense and others	199	267	481
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	33,253	40,717	53,507
Operating expense and others	633,868	596,509	612,248
Acquisition of property and equipment	82,191	76,534	95,426
F&U Credit information Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	3,828	3,484	2,293
Operating expense and others	50,029	51,228	55,179
HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	6,899	9,871	6,943
Operating expense and others	20,229	17,361	18,121
Acquisition of property and equipment	133,625	129,621	168,286
KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	17,962	683	832
Operating expense and others	4,374	3,065	1,901
SK Wyverns Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	202	1,279	1,399
Operating expense and others	8,203	19,354	21,528
Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	10,943
SK China Company Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	131,141
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	11,778	65,431	17,286
Operating expense and others	8,356	12,511	13,864
Acquisition of property and equipment		78	457
Content Wavve Co., Ltd.
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	174	446
Operating expense and others	78,964	56,631
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	175,854	387,324	294,857
Operating expense and others	70,962	143,056	92,953
Acquisition of property and equipment		78	457
SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		12,349	13,339
Operating expense and others		238	1,601
Acquisition of property and equipment			7,400
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	53,445	38,999	26,697
Operating expense and others	19,093	18,464	2,777
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	18,970	16,009	16,294
Operating expense and others	1,250	296	516
SK Geo Centric Co., Ltd. (Formerly, SK Global Chemical Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	33,435
Operating expense and others	9
SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	75	1,118	240
Operating expense and others	6,868	43,767	35,824
Acquisition of property and equipment	57,903	496,460	607,546
SKC INFRA SERVICE Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	26
Operating expense and others	30,798
Acquisition of property and equipment	8,028
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	14,439	13,893	29,321
Operating expense and others	1,055,512	1,022,976	1,088,443
Acquisition of property and equipment	24	32	449
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	7,292	6,936	1,056
Operating expense and others	73,596	76,653	76,671
Acquisition of property and equipment	3,520	2,023	4,979
SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		388	474
Operating expense and others		10,751	9,686
Acquisition of property and equipment		30,453	59,392
SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	48,546	73,683	73,542
SK Global Chemical Co Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		20,667
Operating expense and others		9
SK Global Chemical International Trading (Shanghai) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		15,898	14,535
Operating expense and others		8	131
Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	156,055	102,141	90,307
Operating expense and others	30,762	128,268	105,569
Acquisition of property and equipment	23,428	83,693	109,189
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	702,123	331,346	272,748
Operating expense and others	1,443,230	1,318,791	1,339,339
Acquisition of property and equipment	305,122	742,282	₩ 957,241
UbiNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	415
Operating expense and others	42,335
Acquisition of property and equipment	50,847
SK m&service Co., Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	764
Operating expense and others	3,670
Acquisition of property and equipment	888
D R E A M U S C O M P A N Y [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	795
Operating expense and others	20,074
Acquisition of property and equipment	396
SK RENT A C A R Co., Ltd [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	5,843
Operating expense and others	18,564
SK hynix system ic (Wuxi) Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	20,807
SK Planet Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	2,048
Operating expense and others	16,747
Acquisition of property and equipment	6,081
Eleven Street Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	2,785
Operating expense and others	5,699
SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	5,793
Operating expense and others	18,861
Acquisition of property and equipment	20,382
Sk Battery Hungary Kft [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 38,413	₩ 19,394